Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2026
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Redemption of $575 Million of Outstanding 2.25% Convertible Notes

On May 6, 2026, the Company completed its previously announced optional redemption process in respect of all of the aggregate principal amount outstanding of its 2.25% convertible notes due 2028. Within the redemption period, all holders of the convertible notes surrendered their notes for conversion, whereupon the Company delivered 3,635,813 ordinary shares, together with cash in lieu of fractional shares.

The conversion resulted in the settlement of the current liabilities of convertible notes, comprising borrowings and derivative liabilities totaling €719.4 million as of May 6, 2026. The conversion had no impact on profit or loss.

U.S. Regulatory Approval of YUVIWEL® (navepegritide; developed as TransCon® CNP)

On February 27, 2026, the Company announced that the U.S. Food & Drug Administration (“FDA”) has granted approval under the FDA’s Accelerated Approval Program for YUVIWEL® (navepegritide; developed as TransCon® CNP), the first and only once-weekly treatment indicated to increase linear growth in children 2 years of age and older with achondroplasia with open epiphyses and the only one to provide continuous systemic exposure to C-type natriuretic peptide (“CNP”) over the weekly dosing interval.

Inventory

As a result of obtaining marketing approval for YUVIWEL, the Company reversed prior period write-downs related to pre-launch inventories through research and development expenses. For the six months ended June 30, 2026, the reversal had a positive impact of €10.9 million on the Company’s unaudited condensed consolidated interim statement of profit or loss.

Rare Pediatric Disease Priority Review Voucher (“PRV”)

With the approval, the FDA issued a Rare Pediatric Disease PRV, which confers priority review to a subsequent drug application that would not otherwise qualify for priority review.

On May 6, 2026, the Company entered into an agreement to sell its Rare Pediatric Disease PRV to an undisclosed buyer for $187.5 million. The PRV was awarded by the FDA upon approval of YUVIWEL in February 2026. The transaction closed with payment in the second quarter of 2026. The income from sale of the PRV, net of transaction costs was €158.1 million and is presented as other operating income in the statements of profit or loss and included within cash flows from operating activities in the statements of cash flows, since it arises from the Company’s R&D and regulatory activities.

Nasdaq Listing of Ordinary Shares

On April 20, 2026, the Company completed a mandatory exchange of all outstanding ADSs for ordinary shares, resulting in the Company’s ordinary shares being listed on the Nasdaq Global Select Market.

The direct listing and the exchange of ADSs for ordinary shares did not have any impact on the Company’s consolidated financial statements other than presentational changes reflecting the elimination of the ADS structure and corresponding updates to the related disclosures regarding share-based payment arrangements and convertible notes.

Share Repurchase Program

On January 9, 2026, the Company announced that the Board had authorized a $120 million share repurchase program (the “Share Repurchase Program”).

In March 2026, the Company repurchased 254,027 of its ordinary shares for a total consideration of $60.0 million with an average price of $236.16 under the Share Repurchase Program. In May 2026, the Company repurchased an additional 251,391 of its ordinary shares for a total consideration of $60.0 million with an average price of $238.64 under the same Program. The repurchased shares are held by the Company as treasury shares and presented as a deduction within equity.

The holding of treasury shares is disclosed in Note 10, “Treasury Shares.”

As of June 30, 2026, the Board is authorized by the shareholders to repurchase up to 2,000,000 of the Company’s ordinary shares.

Deferred Tax Assets

The Company has recognized deferred tax assets relating to tax losses carried forward and other deductible temporary differences. Deferred tax assets are recognized only to the extent that management assesses it is probable that future taxable profits will be available against which these assets can be utilized. Refer to Note 3, “Significant Accounting Judgments and Estimates” for further details. The deferred tax assets related to future use of tax losses can be carried forward without timing limitations.

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income	(2,296)	(1,986)	(3,583)	(2,580)
Current tax, adjustments to prior periods	(9,202)	—	(9,423)	9
Deferred tax, movement for the period	(36,247)	(1,862)	(36,810)	(2,338)
Deferred tax, recognition of previously unrecognized deferred tax assets	—	—	679,587	—
Deferred tax, adjustments to prior periods	24,622	—	24,622	—
Total tax on profit/(loss) for the period	(23,123)	(3,848)	654,393	(4,909)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1	(9,623)
Deferred income tax (expense)/income, through profit or loss	667,399
Deferred income tax (expense)/income, through equity	40,632
Foreign exchange translation	868
June 30	699,276
Classified in the statement of financial position
Deferred tax assets	699,276
Deferred tax liabilities	—
Total deferred tax assets/(liabilities) at June 30	699,276

Specification of deferred tax assets/(liabilities) as of June 30, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	June 30, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	444,336	430,011
Other temporary differences, assets	254,940	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	699,276	(9,623)